RELATED PARTY TRANSACTIONS AND BALANCES (Details Narrative) - USD ($) $ in Thousands						6 Months Ended	12 Months Ended
	Jan. 13, 2016	Dec. 02, 2015	Jul. 02, 2015	Jul. 02, 2015	Jun. 17, 2015	Dec. 31, 2016	Jun. 30, 2016	Jun. 30, 2015	Jan. 16, 2017
Related party loan						$ 1,000	$ 1,000	$ 1,500
Related party debt repayment							1,100
Mark A. Smith [Member]
Interest payable							53
Mark A. Smith [Member] | Non-Revolving Credit Facility Agreement [Member] | Subsequent Event [Member] | 10% Non-Revolving Credit Facility Due January 16, 2018 [Member]
Credit facility maximum borrowing capacity									$ 2,000
Mark A. Smith [Member] | 10% One-Year Term Loan [Member]
Related party loan					$ 1,500
Description of fees associated with providing collateral for the credit facility					Secured by the Company’s assets pursuant to a concurrently executed general security agreement, and is subject to both a 2.5% establishment fee and 2.5% prepayment fee.
Related party debt repayment	$ 500
Mark A. Smith [Member] | Smith Loans [Member] | Non-Revolving Credit Facility Agreement [Member]
Related party loan			$ 2,000	$ 2,000			$ 1,000
Description of fees associated with providing collateral for the credit facility				Secured by the Company’s assets pursuant to a concurrently executed general security agreement, and is subject to both a 2.5% establishment fee and 2.5% prepayment fee.
Related party debt repayment	$ 1,100
Mark A. Smith [Member] | Smith Loans [Member] | General Security Agreement [Member]
Description of fees associated with providing collateral for the credit facility						Secured by the Company’s assets pursuant to a concurrently executed general security agreement, and is subject to both a 2.5% establishment fee and 2.5% prepayment fee.
Mark A. Smith [Member] | Smith Loans [Member] | General Security Agreement [Member] | Accounts Payable and Accrued Liabilities [Member]
Related party loan						$ 107
Mark A. Smith [Member] | Non Revolving Line Of Credit [Member]
Related party debt draws			$ 500
Credit facility interest rate (in dollars per share)			10.00%	10.00%
Mark A. Smith [Member] | Credit Facility [Member]
Related party debt draws		$ 100